Property and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property and equipment	Property and equipment

	Furniture and office equipment	Leasehold improvements	Land and Building	Construction in-progress	Total
	$	$	$		$
Cost
Balance – December 31, 2022	2,983	1,864	332	—	5,179
Additions	545	90	—	—	635
Effects of foreign exchange	70	19	16	—	105
Balance – December 31, 2023	3,598	1,973	348	—	5,919
Additions	945	20	—	280	1,245
Dispositions	—	(13)	(71)	—	(84)
Effects of foreign exchange	(193)	(68)	(10)	(12)	(283)
Balance – December 31, 2024	4,350	1,912	267	268	6,797

Accumulated depreciation
Balance – December 31, 2022	1,493	979	83	—	2,555
Depreciation	836	323	11	—	1,170
Effects of foreign exchange	53	26	7	—	86
Balance – December 31, 2023	2,382	1,328	101	—	3,811
Depreciation	862	330	44	—	1,236
Dispositions	—	—	(73)	—	(73)
Effects of foreign exchange	(131)	(51)	2	—	(180)
Balance – December 31, 2024	3,113	1,607	74	—	4,794

Carrying value
Balance – December 31, 2023	1,216	645	247	—	2,108
Balance – December 31, 2024	1,237	305	193	268	2,003